ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 30, 2024	Apr. 05, 2023	Dec. 31, 2024	Dec. 31, 2023
Sale of Stock
Cash dividend	$ 65,000
Proceeds from issuance of common stock			$ 23,942	$ 44,888
Cash and cash equivalents and short-term investments			$ 78,600
BofA Securities, Inc.
Sale of Stock
Aggregate amount of shares		$ 75,000
Shares sold			3,462,721
Proceeds from issuance of common stock			$ 67,900
Value of remaining common stock available for sale under ATM Program			$ 6,000